Fees Summary	Nov. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,325,000
Previously Paid Amount	0.00
Total Fee Amount	202.86
Total Offset Amount	0.00
Net Fee	202.86
Narrative - Max Aggregate Offering Price	$ 1,325,000
Final Prospectus	true